Consolidated Balance Sheets - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
ASSETS
Cash and cash equivalents	$ 606	$ 847
Accounts receivable, net	2,400	3,378
Accounts receivable from related companies	119	35
Inventories	1,636	1,467
Exchanges receivable	31	44
Derivative assets	46	81
Other current assets	572	287
Total current assets	5,410	6,139
Property, plant and equipment	54,979	45,018
Accumulated depreciation and depletion	(6,296)	(4,726)
Property, Plant and Equipment, Net	48,683	40,292
Advances to and investments in unconsolidated affiliates	3,462	3,659
Non-current derivative assets	0	10
Goodwill	7,473	7,865
Intangible assets, net	5,431	5,582
Other non-current assets, net	730	732
Total assets	71,189	64,279
LIABILITIES AND EQUITY
Accounts payable	2,274	3,349
Accounts payable to related companies	28	19
Exchanges payable	106	184
Derivative liabilities	69	21
Accrued and other current liabilities	2,302	2,102
Current maturities of long-term debt	131	1,008
Total current liabilities	4,910	6,683
Long-term debt, less current maturities	36,837	29,477
Deferred income taxes	4,590	4,410
Non-current derivative liabilities	137	154
Other non-current liabilities	1,069	1,193
Commitments and contingencies
Redeemable noncontrolling interests	15	15
PREFERRED UNITS OF SUBSIDIARY (Note 7)	33	33
Partners' Capital
General Partner	(2)	(1)
Limited Partners:
Common Unitholders (1,044,767,336 and 1,077,533,798 units authorized, issued and outstanding as of December 31, 2015 and 2014, respectively)	(952)	648
Class D Units (2,156,000 and 3,080,000 units authorized, issued and outstanding as of December 31, 2015 and 2014, respectively)	22	22
Accumulated other comprehensive loss	0	(5)
Total partners’ capital	(932)	664
Noncontrolling interest	24,530	21,650
Total equity	23,598	22,314
Total liabilities and equity	$ 71,189	$ 64,279